Related party transactions (Details Narrative) - Board of directors [member] - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Key management personnel,	$ 16,778	$ 1,354
Loans	772	856
Accounts payable and accrued liabilities.	$ 6,482	$ 5,139